Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment, net
Property, plant and equipment, net
December 31, ($ in millions)
2022 2021
Land and buildings

3,622 3,925
Machinery and equipment

5,495 5,785
Construction in progress

586 522
9,703 10,232
Accumulated depreciation

(5,792) (6,187)
Total 3,911 4,045

Schedule of assets under finance lease included in property, plant and equipment, net	December 31, ($ in millions) 2022 2021 Land and buildings 178 164 Machinery and equipment 135 92 313 256 Accumulated depreciation (135) (123) Total 178 133